Class T Shares | Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Shares Federated Hermes MDT Large Cap Growth Fund T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Shares Federated Hermes MDT Large Cap Growth Fund T
Management Fee	0.75%
Distribution (12b-1) Fee	none
Other Expenses	0.67%	[1]
Total Annual Fund Operating Expenses	1.42%
Fee Waivers and/or Expense Reimbursements	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%
[1]	Because the Fund’s T Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the T class (after the voluntary waivers and/or reimbursements) will not exceed 0.99% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees (the “Trustees”).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	Class T Shares Federated Hermes MDT Large Cap Growth Fund T USD ($)
1 Year	$ 391
3 Years	688
5 Years	1,007
10 Years	$ 1,909

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund’s Main Investment Strategies?
The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000
®
Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As of July 31, 2020, companies in the Russell 1000
®
Growth Index ranged in market capitalization from $1.8 billion to $1.8 trillion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers.
The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in large-cap investments. For purposes of this policy the Fund considers large-cap companies to be those with a market capitalization similar to those companies included in the Russell 1000
®
Growth Index.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

The primary factors that may reduce the Fund’s returns include:
■
Stock Market Risk.

The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity
, shareholder
redemptions
and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.

■
Risk Related to the Economy.

The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity
, shareholder
redemptions
and/or other potentially adverse effects.

■
Large-Cap Company Risk.

The Fund will invest in large capitalization (or “large-cap”) companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
■
Risk Related to Investing for Growth.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
■
Sector Risk.

Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■
Quantitative Modeling Risk.

The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund.

The Fund’s Class T Shares (“T class”) has not yet commenced operations. The Fund currently offers four other classes of shares: Class A Shares (“A class”), Class B Shares, Class C Shares and Institutional Shares. The T class performance information shown below is for the Fund’s A class and has not been adjusted since the T class is expected to have the same net expense ratio as the A class.
The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s T class total returns on a calendar year-by-year basis.

The Average Annual Total Return Table shows returns

averaged

over the stated periods, and
includes
comparative performance information.

The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.

Updated performance information for the Fund is available under the “Products” section at
FederatedInvestors.com
or by calling 1-800-341-7400.

Federated Hermes MDT Large Cap Growth Fund - T Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s T class total return for the six-month period from January 1, 2020 to June 30, 2020, was 11.32%.
Within the periods shown in the bar chart, the Fund’s T class highest quarterly return was 17.37% (quarter ended March 31, 2019). Its lowest quarterly return was (18.10)% (quarter ended September 30, 2011).

Average Annual Total Return Table
The Fund’s T
class has not yet commenced operations. The T class performance information shown below is for the Fund’s A class as described above.
In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s T class to illustrate the effect of federal taxes on Fund returns.

Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historica
l
federal

income and capital gains tax rates. These after-tax returns d
o
not

reflect the effect of any applicabl
e
state

an
d
local

taxes.
 After-tax returns are not relevant to investors holding Shares through a 401(K) plan, an Individual Retirement Account or other tax-advantaged investment plan.
(For the Period Ended December 31, 2019)

Average Annual Total Returns - Class T Shares - Federated Hermes MDT Large Cap Growth Fund		1 Year	5 Years	10 Years
T		24.50%	10.00%	12.33%
T | Return After Taxes on Distributions		22.55%	7.90%	11.26%
T | Return After Taxes on Distributions and Sale of Fund Shares		15.15%	7.20%	9.93%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	36.39%	14.63%	15.22%
Morningstar Large Growth Funds Average (reflects no deduction for fees, expenses or taxes)	[2]	31.90%	12.10%	13.40%
[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.